Employees' Leaving Entitlement - Summary of Changes To Disclosure - Employees' Leaving Entitlement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in net defined benefit liability (asset) [abstract]
Beginning balance	€ 13,064	€ 15,588
Current service cost	91	80
Interest expense	451	151
Benefits paid	(1,402)	(446)
Actuarial losses/(gains)	185	(2,309)
Ending balance	€ 12,389	€ 13,064